EQUITY - Schedule Of Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, beginning balance (in dollars per share)	$ 27.71	$ 12.35	$ 25.77	$ 15.63
Weighted average exercise price of share options granted (in dollars per share)			36.92	0.00
Weighted average exercise price of share options exercised (in dollars per share)			24.36	17.50
Weighted average exercise price of share options cancelled (in dollars per share)			33.28	0.00
Weighted average exercise price, ending balance (in dollars per share)			$ 27.71	$ 12.35
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	27,772	27,772	24,167	24,167
Granted (in shares)	5,815	5,815	3,700	3,700
Exercised (in shares)	(6,484)	(6,484)	(95)	(95)
Ending balance (in shares)	27,103	27,103	27,772	27,772
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 29.01		$ 27.77
Weighted average exercise price of share options granted (in dollars per share) | $	40.39		36.88
Weighted average exercise price of share options exercised (in dollars per share) | $	21.40		21.74
Weighted average exercise price, ending balance (in dollars per share) | $	$ 33.27		$ 29.01
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	14,944	14,944	14,986	14,986
Granted and reinvested (in shares)	466	466	661	661
Exercised and canceled (in shares)	(773)	(773)	(703)	(703)
Ending balance (in shares)	14,637	14,637	14,944	14,944
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	10,920	10,920	10,920	10,920
Granted and reinvested (in shares)	0	0	0	0
Exercised and canceled (in shares)	(380)	(380)	0	0
Ending balance (in shares)	10,540	10,540	10,920	10,920
Weighted average exercise price, beginning balance (in dollars per share) | $		$ 9.09		$ 9.09
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $		0.00		0.00
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $		5.89		0.00
Weighted average exercise price, ending balance (in dollars per share) | $		$ 9.21		$ 9.09
TSX Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	2,797	2,797	7,684	7,684
Granted (in shares)	0	0	0	0
Exercised (in shares)	(2,007)	(2,007)	(4,887)	(4,887)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	0	0	0	0
Ending balance (in shares)	790	790	2,797	2,797
Weighted average exercise price, beginning balance (in dollars per share) | $		$ 12.35
Weighted average exercise price of share options granted (in dollars per share) | $		0.00
Weighted average exercise price of share options exercised (in dollars per share) | $		12.59
Weighted average exercise price of share options cancelled (in dollars per share) | $		0.00
Weighted average exercise price, ending balance (in dollars per share) | $		$ 11.77		$ 12.35
NYSE Common Class A Shares | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	34,893	34,893	31,483	31,483
Granted (in shares)	4,538	4,538	6,331	6,331
Exercised (in shares)	(2,492)	(2,492)	(2,149)	(2,149)
Canceled (in shares), Beginning balance (in shares), Management Share Option Plan	(197)	(197)	(772)	(772)
Ending balance (in shares)	36,742	36,742	34,893	34,893
Weighted average exercise price, beginning balance (in dollars per share) | $	$ 27.71
Weighted average exercise price of share options granted (in dollars per share) | $	40.42
Weighted average exercise price of share options exercised (in dollars per share) | $	23.58
Weighted average exercise price of share options cancelled (in dollars per share) | $	34.81
Weighted average exercise price, ending balance (in dollars per share) | $	$ 29.52		$ 27.71